Goodwill (Details Narrative) - USD ($)		12 Months Ended
	Oct. 12, 2023	Feb. 29, 2024	Aug. 31, 2024	Dec. 29, 2023	Feb. 28, 2023
Shares outstanding	780,423	936,430	1,388,641		83,371
Goodwill		$ (52,310)
Gain on disposition transaction	$ 37,592
Goodwill		$ 1,167,805	$ 1,167,805
Divergent Technologies, Inc. [Member]
Purchase price	$ 1,626,242
Series E Preferred Stock [Member]
Shares outstanding	3,069
Sigma Additive Solutions Inc. [Member]
Purchase consideration	$ 2,368,418
Share price	$ 3.0229
Goodwill	$ 52,310
Goodwill	1,220,115
Next Trip Holdings Inc [Member]
Purchase consideration	742,176
Goodwill	$ 1,167,805
Goodwill				$ 1,167,805